Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories
6.	Inventories

Inventories consist of the following:

	As of December 31,
	2018	2019
Finished goods	240,774	127,452
Raw materials	150,617	58,627
Work in process	193,012	8,728
Goods in transit	1,269	1,260
Total	585,672	196,067

During the years ended December 31, 2017, 2018 and 2019, as a result of the significant drop in the Bitcoin price throughout date of the issue of the financial statements, which drives the significant decrease in both demand and selling price, the Group recorded write-down of nil, RMB427,163 and RMB526,473 for the obsolete inventories in cost of revenues, respectively.

For year ended December 31, 2019, at the beginning of lease period, the inventories reclassified to operating lease assets were RMB99,523. At the end of lease period, the operating lease assets with net book value of RMB79,065 were reclassified to the inventories. Depreciation expense of operating lease assets of RMB20,458 was recorded in the cost of revenue for the year ended December 31, 2019.